Supplement Dated May 22, 2020
To The Prospectus Dated April 27, 2020

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

All changes are effective immediately.

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/American Funds Capital Income Builder Fund, please delete the tables and corresponding footnotes in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	1.02%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.15%
Total Annual Fund Operating Expenses[3]	1.47%
Less Waiver/Reimbursement[4]	0.51%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.96%
[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	1.02%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.15%
Total Annual Fund Operating Expenses[3]	1.17%
Less Waiver/Reimbursement[4]	0.51%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.66%
[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/American Funds Capital Income Builder Fund, please delete the tables in the entirety and replace with the following:

JNL/American Funds Capital Income Builder Fund Class A
1 year	3 years	5 years	10 years
$98	$415	$754	$1,714

JNL/American Funds Capital Income Builder Fund Class I
1 year	3 years	5 years	10 years
$67	$321	$594	$1,375

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/American Funds Capital World Bond Fund, please delete the tables and corresponding footnotes in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	1.13%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.16%
Total Annual Fund Operating Expenses[3]	1.59%
Less Waiver/Reimbursement[4]	0.52%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	1.07%
[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	1.13%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.16%
Total Annual Fund Operating Expenses[3]	1.29%
Less Waiver/Reimbursement[4]	0.52%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.77%
[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/American Funds Capital World Bond Fund, please delete the tables in the entirety and replace with the following:

JNL/American Funds Capital World Bond Fund Class A
1 year	3 years	5 years	10 years
$109	$451	$817	$1,845

JNL/American Funds Capital World Bond Fund Class I
1 year	3 years	5 years	10 years
$79	$358	$658	$1,511

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/American Funds New World Fund, please delete the tables and corresponding footnotes in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	1.64%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.17%
Total Annual Fund Operating Expenses[3]	2.11%
Less Waiver/Reimbursement[4]	0.83%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	1.28%
[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	1.64%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.17%
Total Annual Fund Operating Expenses[3]	1.81%
Less Waiver/Reimbursement[4]	0.83%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.98%
[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/American Funds New World Fund, please delete the tables in the entirety and replace with the following:

JNL/American Funds New World Fund Class A
1 year	3 years	5 years	10 years
$130	$581	$1,058	$2,376

JNL/American Funds New World Fund Class I
1 year	3 years	5 years	10 years
$100	$489	$902	$2,058

In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL/RAFI® Multi-Factor U.S. Equity Fund, please delete the Class I table and corresponding footnotes in the entirety and replace with the following:

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I
Management Fee	0.17%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[1]	0.19%
Total Annual Fund Operating Expenses[2]	0.36%
[1]	"Other Expenses" include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[2]	Expense information has been restated to reflect current fees.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL/RAFI® Multi-Factor U.S. Equity Fund, please delete the Class I table in the entirety and replace with the following:

JNL/RAFI® Multi-Factor U.S. Equity Fund Class I
1 year	3 years	5 years	10 years
$37	$116	$202	$456

In the section entitled, “Additional Information About the Funds,” under “Management,” for the JNL/American Funds Capital Income Builder Fund, please delete the tables in the entirety and replace with the following:

Master Fund
Management Fee	0.39%
Distributions and/or Service (12b-1) Fee	0.00%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.43%

Feeder Fund
Class A
Management Fee	1.02%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.47%

Feeder Fund
Class I
Management Fee	1.02%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	1.17%

This Supplement is dated May 22, 2020.